Environmental Provisions (Tables)	12 Months Ended
Dec. 31, 2015
Environmental Remediation Obligations [Abstract]
Schedule of Environment Provisions
The environmental provisions as of December 31, 2015 and 2014 were as follows:

(in US$ millions)	2015	2014
ATPC Terminal N.V. (Belgium)	4.8	5.8
Eurotank Amsterdam B.V. (The Netherlands)	15.0	17.2
Total provision	19.8	23.0